Interim condensed consolidated statement of comprehensive loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Loss for the period	$ (55,946)	$ (30,441)	$ (68,477)	$ (76,285)
Items that may be subsequently reclassified to the consolidated statement of operations (net of tax):
Exchange differences from translation of foreign operations	27,330	(1,228)	52,027	(20,460)
Total other comprehensive income/(loss) for the period	27,330	(1,228)	52,027	(20,460)
Total comprehensive income (loss) for the period	(28,616)	(31,669)	(16,450)	(96,745)
Attributable to:
Shareholders of the parent	(28,583)	(31,605)	(16,318)	(96,627)
Non-controlling interests	$ (33)	$ (64)	$ (132)	$ (118)